Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of notes due to related parties	Investors in the notes were as follows:

($ in millions)	December 31, 2020
Class A Notes, Due March 10, 2037 (1)
Allstate New Jersey Insurance Company	$101
AHL	62
First Colonial Insurance Company	9
Allstate Fire & Casualty Insurance Company	10
Allstate Property and Casualty Insurance Company	9
Allstate Indemnity Company	4
Esurance Insurance Company	7
North Light Specialty Insurance Company	4
Allstate Vehicle and Property Insurance Company	2
Allstate New Jersey Property and Casualty Insurance Company	2
Esurance Property and Casualty Insurance Company	4
Subtotal - Class A	214
Class B Deferrable Notes, Due March 10, 2037
Everlake Life Insurance Company	214
Class C Deferrable Notes, Due March 10, 2037
Everlake Life Insurance Company	168
Subordinated Notes, Due March 10, 2037
Everlake Life Insurance Company	45
Total	$641
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(1)As of December 31, 2020, $74 million of these notes have an annual interest rate of 3.16% and $140 million have an annual interest rate of 3.36%.